Leases (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ (1,964)
Expense relating to variable lease payments not included in measurement of lease liabilities	(851)
Depreciation, right-of-use assets	(3,245)
Effects on the statements of income	$ (6,060)